DAC AND POLICYHOLDER BONUS INTEREST CREDITS - Schedule of Components of Amortization of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs [Line Items]
Commissions and distribution related payments (includes $138, $121, $390 and $391 of deferred policy acquisition costs, respectively)	$ 425	$ 388	$ 1,254	$ 1,183	$ 1,604	$ 1,536	$ 1,586
Compensation and benefits (includes $42, $41, $122 and $123 of deferred policy acquisition costs, respectively)	548	524	1,726	1,609	2,137	2,119	2,165
Other operating costs and expenses (includes $1, $2, $3 and $6 of deferred policy acquisition costs, respectively)	$ 430	$ 450	$ 1,349	$ 1,608	2,076	1,516	1,585
Amortization of deferred poilicy acquisition costs, net
Deferred Policy Acquisition Costs [Line Items]
Commissions and distribution related payments (includes $138, $121, $390 and $391 of deferred policy acquisition costs, respectively)					523	536	559
Compensation and benefits (includes $42, $41, $122 and $123 of deferred policy acquisition costs, respectively)					156	154	157
Other operating costs and expenses (includes $1, $2, $3 and $6 of deferred policy acquisition costs, respectively)					8	7	7
Capitalization of commissions, sales and issue expenses					687	697	723
Deferred acquisition costs					(503)	(779)	(431)
Amortization of deferred policy acquisition costs, net					$ 184	$ (82)	$ 292